INCOME TAXES - Reconciliation of the federal income tax rate to our effective tax rate (Details)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal statutory rate			21.00%
State taxes, net of federal benefit			0.00%
Valuation allowance			(1.50%)
Income tax provision			0.00%
Q S I Operations Inc
Federal statutory rate	21.00%			21.00%	21.00%
State taxes, net of federal benefit				6.70%	6.50%
Federal research and development credit				3.00%	2.00%
Non-deductible stock-based compensation				(0.70%)	(0.90%)
Return to provision - permanent items				(0.30%)
Other				0.20%	0.40%
Valuation allowance				(29.90%)	(29.00%)
Income tax provision	0.00%	0.00%		0.00%	0.00%